EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
The details of the earnings per share calculations for the years ended December 31, 2025, 2024, and 2023, are as follows (shares in millions):

Basic	Years Ended December 31,
	2025	2024	2023
Net income from continuing operations attributable to Honeywell	4,461	4,968	4,913
Net income from discontinued operations attributable to Honeywell	268	737	745
Net income attributable to Honeywell	$4,729	$5,705	$5,658
Weighted average shares outstanding	639.0	650.9	663.0

Earnings per share of common stock from continuing operations—basic	$6.98	$7.63	$7.41
Earnings per share of common stock from discontinued operations—basic	$0.42	$1.13	$1.12
Earnings per share of common stock—basic	$7.40	$8.76	$8.53

Assuming Dilution	Years Ended December 31,
	2025	2024	2023
Net income from continuing operations attributable to Honeywell	4,461	4,968	4,913
Net income from discontinued operations attributable to Honeywell	268	737	745
Net income attributable to Honeywell	$4,729	$5,705	$5,658
Average shares
Weighted average shares outstanding	639.0	650.9	663.0
Dilutive securities issuable—stock plans	3.8	4.4	5.2
Total weighted average diluted shares outstanding	642.8	655.3	668.2

Earnings per share of common stock from continuing operations—assuming dilution	$6.94	$7.58	$7.36
Earnings per share of common stock from discontinued operations—assuming dilution	0.42	1.13	1.11
Earnings per share of common stock—assuming dilution	$7.36	$8.71	$8.47
The diluted earnings per share calculations exclude the effect of stock options when the cost to exercise an option exceeds the average market price of the common shares during the period. In 2025, 2024, and 2023, the weighted average number of stock options excluded from the computations was 2.9 million, 3.9 million, and 4.5 million, respectively. These stock options were outstanding at the end of each of the respective periods.
As of December 31, 2025, and 2024, the total shares outstanding were 635.3 million and 649.8 million, respectively, and as of December 31, 2025, and 2024, total shares issued were 957.6 million.